Equity-Based Compensation (CPE Inc. only)	12 Months Ended
Dec. 31, 2013
Equity-Based Compensation (CPE Inc. only)
Equity-Based Compensation (CPE Inc. only)

18.  Equity-Based Compensation (CPE Inc. only)

The Cloud Peak Energy Inc. 2009 Long Term Incentive Plan (“LTIP”) permits awards to our employees, which do not include Decker employees, and eligible non-employee directors.  The LTIP allows for the issuance of equity-based compensation in the form of restricted stock, restricted stock units, options, stock appreciation rights, dividend equivalent rights, performance awards, and share awards.  In May 2011, the stockholders approved increasing the pool of shares of CPE Inc.’s common stock authorized for issuance in connection with equity-based awards under the LTIP from 3.4 million shares to 5.5 million shares.  As of December 31, 2013, 2.3 million shares were available for grant.  Equity-based compensation expense is charged to CPE Resources through a management fee.

Total equity-based compensation expense recognized primarily within selling, general, and administrative expenses in our consolidated statements of operations was as follows for the years ended December 31 (in thousands):

	2013	2012	2011
Total equity-based compensation expense	$8,016	$11,796	$8,796

Restricted Stock

We granted restricted stock and restricted stock units under the LTIP to eligible employees and directors.  Generally, the related agreements provide that restricted stock issued to employees will fully vest on the third anniversary of the grant date.  However, the restricted stock will pro-rata vest sooner if an employee grantee terminates employment with or stops providing services to us because of death, disability, redundancy or retirement.  The restricted stock will fully vest if an employee is terminated without cause within two years after a change in control occurs (as such term is defined in the LTIP).  Restricted stock units are granted to our directors and vest upon their resignation or retirement.

A summary of restricted stock award activity is as follows (in thousands):

		Weighted
		Average
		Grant-Date
		Fair Value
	Number	(per share)
Non-vested shares at January 1, 2013	304	$18.46
Granted	149	17.72
Vested	(61)	16.54
Forfeited	(20)	17.91
Non-vested shares at December 31, 2013	372	$18.51

As of December 31, 2013, unrecognized compensation cost related to restricted stock awards was $2.3 million, which will be recognized over a weighted-average period of 1.8 years prior to vesting.  The total fair value of restricted stock awards vested during the years ended December 31, 2013, 2012, and 2011 was $1.1 million, $15.1 million, and $167,000, respectively.

Performance-Based Share Units

The LTIP allows for the award of performance-based share units which cliff vest after three years, subject to continued employment (with accelerated vesting upon a change in control).  Performance-based share units granted represent the number of shares of common stock to be awarded based on the achievement of targeted performance levels related to pre-established total stockholder return goals over a three year period and may range from 0% to 200% of the targeted amount.  The grant date fair value of the awards is based upon a Monte Carlo simulation and is amortized over the performance period.

A summary of performance-based share unit award activity is as follows (in thousands):

		Weighted
		Average
		Grant-Date
		Fair Value
	Number	(per share)
Non-vested units at January 1, 2013	376	$18.66
Granted	228	20.24
Forfeited	(37)	19.11
Expired (1)	(152)	20.12
Non-vested units at December 31, 2013	415	$18.94

(1)                                 Represents units that did not achieve the targeted performance goal.

The assumptions used to estimate the fair value of the performance-based share units granted during the year ended December 31, are as follows:

	2013	2012	2011
Risk-free interest rate	0.4%	0.5%	1.3%
Expected volatility	42.5%	48.2%	87.3%
Term	3 years	3 years	3 years

Fair Value (per share)	$20.24	$17.61	$20.12

As of December 31, 2013, unrecognized compensation cost related to performance-based share units was $4.1 million which will be recognized over a weighted-average period of 1.7 years prior to vesting.  No shares have vested yet under outstanding performance-based share awards.

Non-Qualified Stock Options

Annually, we grant non-qualified stock options under the LTIP to certain employees.  Generally, the agreements provide that any option awarded will become exercisable in three years.  However, the option will become pro-rata exercisable sooner if a grantee terminates employment because of death, disability, redundancy or retirement.  The option award will fully vest if an employee is terminated without cause within two years after a change in control occurs (as such term is defined in the LTIP).  No option can be exercised more than ten years after the date of grant.  Each award will be forfeited if the grantee terminates employment with or stops providing services to us for any reason other than those reasons noted above.

A summary of non-qualified stock option activity is as follows (in thousands except per share amounts):

		Weighted
		Average	Weighted
		Exercise	Average	Aggregate
		Price	Contractual	Intrinsic
	Number	(per option)	Term (years)	Value(1)
Options outstanding at January 1, 2013	1,332	$15.95	7.38	$4,720
Granted	229	17.50		—
Exercised	(64)	15.01		275
Forfeited	(53)	17.99		12
Expired	(5)	15.65		—
Options outstanding at December 31, 2013	1,439	$16.17	6.70	$2,999
Exercisable at December 31, 2013	924	$15.07	5.80	$2,709
Vested and expected to vest at
December 31, 2013	1,424	$16.15	6.70	$2,988

(1)                                 The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option at year-end.

As of December 31, 2013, we had $2.0 million of unrecognized compensation expense, net of estimated forfeitures, for non-vested stock options, which will be recognized as expense over the remaining weighted-average vesting period of approximately 1.8 years.

We used the Black-Scholes option pricing model to determine the fair value of stock options.  Determining the fair value of equity-based awards requires judgment, including estimating the expected term that stock options will be outstanding prior to exercise, and the associated volatility.  As we have limited historical exercise history, expected option life assumptions were developed using the simplified method as outlined in Topic 14, Share-Based Payment, of the Staff Accounting Bulletin Series.  We utilized U.S. Treasury yields as of the grant date for our risk-free interest rate assumption, matching the treasury yield terms to the expected life of the option.  We blended our limited historical volatility with a 6.5 year peer historical lookback to develop our expected volatility.

The assumptions used to estimate the fair value of options granted during the years ended December 31, are as follows:

	2013	2012	2011
Weighted-average grant date fair value (per option)	$8.72	$9.05	$12.47
Assumptions:
Risk-free interest rate	1.4%	1.7%	2.9%
Expected option life	6.5 years	6.5 years	6.5 years
Expected volatility	49.7%	53.6%	59.5%

Employee Stock Purchase Plan

In May 2011, our stockholders approved the Cloud Peak Energy Inc. Employee Stock Purchase Plan (“ESPP”).  Eligible employees are able to authorize payroll deductions on a voluntary basis to purchase shares of CPE Inc.’s common stock at a discount from the market price.  A maximum of 500,000 shares of common stock have been reserved for sale under the ESPP.  Employees are eligible to participate in the ESPP if employed by us for at least six months and are expected to work at least 1,000 hours of service per calendar year.  Participating employees may contribute up to $200 of their eligible earnings during each pay period or $4,800 per plan year.  The purchase price of common stock purchased under the ESPP is equal to the lesser of (i) 90% of the fair market value of CPE Inc.’s common stock on the offering date and (ii) 90% of the fair market value of CPE Inc.’s common stock on the last day of the annual option period.

Compensation costs related to the ESPP are as follows:

	2013	2012	2011
Unrecognized compensation expense	$0.2	$0.3	$0.3
Recognized compensation expense	0.4	0.1	0.1
Total ESPP compensation expense	$0.6	$0.4	$0.4

The fair value of each purchase right granted under the ESPP was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	2013	2012	2011
Weighted-average fair value (per award)	$4.28	$5.51	$6.04
Assumptions:
Risk-free interest rate	0.1%	0.2%	0.1%
Expected option life	1.0	1.0	1.0
Expected volatility	33.1%	44.7%	43.0%